INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2022
INCOME TAXES
Schedule of income tax payable

Income tax payable represented enterprise income tax at a rate of 25% of taxable income the Company accrued but not paid. Income tax payable as of June 30, 2022 and 2021 comprises:

	June 30, 2022	June 30, 2021
Jinshang Leasing	$738	—
Total	$738	$—

Schedule of components of income tax benefit (expense)

	For the year ended June 30,
	2022	2021
Current income tax benefit (expense)	$(738)	1,256,560
Deferred tax expense	—	(25,846,977)
Total expense for income taxes	$(738)	(24,590,417)

Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate

The reconciliation between the effective income tax rate and the PRC statutory income tax rate of 25% is as follows:

	June 30, 2022	June 30, 2021
PRC statutory tax	25%	25%
Effect of non-deductible expenses	—	(14.6)%
Effect of non-taxable income	—	(6.9)%
Effect of preferential tax rate	(22.5)%	—
Others	—%	147.9%
Effective tax rate	2.5%	151.4%